Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Comprehensive Income Loss Note [Abstract]
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss)
The changes in AOCI, net of tax, by component for the year ended December 31, 2013 are as follows:

(U.S. dollars in thousands)	Unrealized Gains (Losses) on Investments (1)	OTTI Losses Recognized in AOCI	Foreign Currency Translation Adjustments	Underfunded Pension Liability	Cash Flow Hedge	Total
Balance, net of tax, December 31, 2010	$238,751	$(228,107)	$104,254	$(14,899)	$796	$100,795
OCI before reclassifications	384,495	—	(49,067)	(2,995)	—	332,433
Amounts reclassified from AOCI	146,188	42,171	23,469	373	440	212,641
Tax (benefit) expense	(58,987)	(2,715)	(1,102)	—	—	(62,804)
Net current period OCI - net of tax	$471,696	$39,456	$(26,700)	$(2,622)	$440	$482,270
Balance, net of tax, December 31, 2011	$710,447	$(188,651)	$77,554	$(17,521)	$1,236	$583,065
OCI before reclassifications	985,553	—	(6,798)	(14,258)	—	964,497
Amounts reclassified from AOCI	(81,679)	67,580	350	4,273	438	(9,038)
Tax (benefit) expense	(16,489)	(300)	(1,715)	—	—	(18,504)
Net current period OCI - net of tax	$887,385	$67,280	$(8,163)	$(9,985)	$438	$936,955
Balance, net of tax, December 31, 2012	$1,597,832	$(121,371)	$69,391	$(27,506)	$1,674	$1,520,020
OCI before reclassifications (1)	(742,767)	—	(62,932)	9,722	—	(795,977)
Amounts reclassified from AOCI	(119,970)	32,193	206	1,440	439	(85,692)
Tax (benefit) expense	90,450	(12)	7,868	—	—	98,306
Net current period OCI - net of tax	$(772,287)	$32,181	$(54,858)	$11,162	$439	$(783,363)
Balance, net of tax, December 31, 2013	$825,545	$(89,190)	$14,533	$(16,344)	$2,113	$736,657
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(1)	Amounts are net of cumulative adjustments recorded to the value of future policy benefit reserves of $44.7 million. These amounts were recorded during the year ended December 31, 2013.
The reclassifications out of AOCI along with the associated income statement line items affected by component, and the total related tax (expense) benefit for year ended December 31, 2013 are as follows:

Gross Amount Reclassified From AOCI
Details About AOCI Components (U.S. dollars in thousands)	2013	Affected Line Item in the Statement of Income
Unrealized gains and losses on investments:
	$(130,236)	Net realized gains (losses) on investments sold
	10,266	OTTI on investments
	$(119,970)	Total before tax
	5,183	Provision (benefit) for income tax
	$(114,787)	Net of tax
OTTI losses recognized in OCI:
	$26,160	Net realized gains (losses) on investments sold
	6,033	OTTI on investments transferred to (from) OCI
	$32,193	Total before tax
	(12)	Provision (benefit) for income tax
	$32,181	Net of tax
Foreign Currency Translation:
Sale of foreign investment fund affiliate	$206	Exchange gains (losses) - before tax
	—	Provision (benefit) for income tax
	$206	Net of tax

Underfunded Pension Liability:
Pension expense	$1,440	Operating Expenses
	—	Provision (benefit) for income tax
	$1,440	Net of tax

Gains and losses on cash flow hedges:
Interest rate contracts	$439	Interest Expense
	—	Provision (benefit) for income tax
	$439	Net of tax

Total reclassifications for the period, gross of tax	$(85,692)
Tax (benefit) expense	5,171
Total reclassifications for the period, net of tax	$(80,521)